Summary of Carrying Value of Non-Impaired Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Mortgage Loans on Real Estate [Line Items]
Total	$ 696,062	$ 629,142
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	696,062	629,142
Fixed rate mortgage loans | Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	667,663	629,142
Variable rate mortage loans | Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	28,399
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	25,447	50,411
1.0 - 1.25 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	25,447	50,411
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	189,063	172,800
1.26 - 1.50 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	189,063	172,800
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	481,552	405,931
Above 1.50 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	453,153	$ 405,931
Above 1.50 | Variable rate mortage loans
Mortgage Loans on Real Estate [Line Items]
Total	$ 28,399